Interest, Net (Computation Of Capitalized Interest) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Interest Income (Expense), Net [Abstract]
Interest paid, net of amounts capitalized	$ 112.5	$ 94.8	$ 98.3